INCOME TAX CHARGE - Summary of Amounts Recognized In Other Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Before tax
Cash flow hedge - effective portion of changes in fair value	$ 632	$ (3,050)	$ 2,339	$ (3,050)
Cash flow hedges - reclassified to profit or loss	(198)	$ 2,313	(1,902)	2,313
Cash flow hedges, before tax	434		437
Tax (expense) benefit
Cash flow hedge - effective portion of changes in fair value	(79)		(292)
Cash flow hedges - reclassified to profit or loss	25		238
Cash flow hedges	(54)		(54)
Net of tax
Cash flow hedge - effective portion of changes in fair value	553		2,047	(2,669)
Cash flow hedges - reclassified to profit or loss	(173)		(1,664)	$ 2,024
Cash flow hedges, net of tax	$ 380		$ 383